Financial instruments - Disclosure of Financial Currency Risk (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary liabilities:	$ 1,011,505,338	$ 1,109,544,139	$ 1,169,716,954
Currency risk | Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Mexican pesos per US dollar at the end of the period | shares	20.2683	16.8935	19.3615
Mexican pesos per US dollar average during the year | shares	18.3024	17.7576	20.1249
Monetary assets:	$ 133,306,435	$ 120,056,104	$ 229,361,977
Monetary liabilities:	3,258,294	14,408,011	260,708,893
Currency risk | US dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary assets:	187,685	21,161	263,033
Monetary liabilities:	$ 30,313,189	$ 30,777,579	$ 30,979,579